COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2024 (Unaudited)*

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	10.1%
BANKING	2.5%
Morgan Stanley, 6.276% (3 Month USD Term SOFR + 0.962%, Floor 4.00%), Series A(a)(b)(c)			101,802	$2,310,905
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(d)			87,831	2,072,812
Regions Financial Corp., 6.375% to 9/15/24, Series B(a)(b)(d)			59,551	1,461,381
U.S. Bancorp, 6.176% (3 Month USD Term SOFR + 0.862%, Floor 3.50%), Series B(a)(b)(c)			350,657	7,374,317
U.S. Bancorp, 6.58% (3 Month USD Term SOFR + 1.282%, Floor 3.50%), Series A(a)(b)(c)			2,511	2,120,414

				15,339,829

FINANCIAL SERVICES	1.7%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)			135,600	3,460,512
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)			99,985	2,317,652
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)			39,252	938,123
TPG Operating Group II LP, 6.95%, due 3/15/64(a)			142,392	3,742,062

				10,458,349

INDUSTRIAL SERVICES	1.5%
WESCO International, Inc., 10.625% to 6/22/25, Series A(b)(d)			351,462	9,246,965

INSURANCE	2.1%
Allstate Corp., 8.741% (3 Month USD Term SOFR + 3.427%), due 1/15/53(a)(c)			44,509	1,138,540
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(d)			68,967	1,643,484
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(d)			132,145	3,367,055
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(d)			83,098	2,169,689
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)			95,041	2,486,272
Lincoln National Corp., 9.00%, Series D(a)(b)			83,821	2,310,945

				13,115,985

PIPELINES	0.5%
TC Energy Corp., 3.903% to 4/30/24, Series 7 (Canada)(a)(b)(d)			241,622	3,360,643

TELECOMMUNICATIONS	0.3%
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(a)			53,603	965,926
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)			50,965	922,466

				1,888,392

UTILITIES	1.5%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(a)(d)			40,000	1,000,000
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a)(b)(d)			94,286	2,267,578
SCE Trust VII, 7.50%, Series M (TruPS)(a)(b)			219,622	5,848,534

				9,116,112

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$61,865,917)				62,526,275

		Principal Amount**
PREFERRED SECURITIES—OVER-THE-COUNTER	136.9%
BANKING	87.8%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(b)(d)(e)(f)		EUR	2,200,000	2,292,062
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(d)(e)(f)		EUR	2,400,000	2,678,281
AIB Group PLC, 5.25% to 10/9/24 (Ireland)(b)(d)(e)(f)		EUR	1,000,000	1,073,173
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(b)(d)(e)(f)		EUR	3,800,000	4,086,818
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(b)(d)(e)			3,400,000	3,379,514
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(d)(e)			3,841,000	4,140,444

	Principal Amount**		Value
Banco de Credito e Inversiones SA, 8.75% to 2/8/29 (Chile)(b)(d)(e)(g)		1,000,000	$1,031,875
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(b)(d)(e)(f)	EUR	1,600,000	1,672,152
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(b)(d)(e)(f)	EUR	2,200,000	2,579,259
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(d)(e)		3,200,000	3,423,776
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(d)(e)		8,200,000	9,052,456
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)(d)		5,063,000	4,758,929
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(d)		3,177,000	3,132,371
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)(d)		3,808,000	3,828,042
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(d)		2,972,000	2,987,547
Bank of America Corp., 6.25% to 9/5/24, Series X(a)(b)(d)		2,202,000	2,210,011
Bank of America Corp., 6.50% to 10/23/24, Series Z(a)(b)(d)		1,295,000	1,299,336
Bank of America Corp., 8.738% (3 Month USD Term SOFR + 3.397%), Series U(a)(b)(c)		6,709,000	6,734,541
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(b)(d)(e)(f)	EUR	1,800,000	1,922,821
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(b)(d)(e)(f)	EUR	3,800,000	4,173,624
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)(d)		1,032,000	948,511
Bank of New York Mellon Corp., 4.625% to 9/20/26, Series F(a)(b)(d)		1,464,000	1,386,341
Bank of Nova Scotia, 4.90% to 6/4/25 (Canada)(a)(b)(d)		2,455,000	2,421,914
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(d)		2,200,000	2,244,172
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(d)		5,200,000	5,427,245
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(d)		1,820,000	1,822,044
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(b)(d)(e)		4,000,000	3,865,522
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(b)(d)(e)	GBP	1,200,000	1,493,002
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(d)(e)		2,200,000	2,200,966
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(d)(e)(f)	GBP	3,400,000	4,377,693
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(d)(e)	GBP	1,600,000	2,088,609
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(d)(e)		6,800,000	7,227,734
BNP Paribas SA, 4.625% to 1/12/27 (France)(b)(d)(e)(g)		5,000,000	4,546,326
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(d)(e)(g)		4,600,000	3,806,163
BNP Paribas SA, 7.00% to 8/16/28 (France)(b)(d)(e)(g)		3,400,000	3,376,885
BNP Paribas SA, 7.375% to 8/19/25 (France)(b)(d)(e)(g)		4,000,000	4,019,488
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(d)(e)(g)		10,600,000	10,877,540
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(d)(e)(g)		2,000,000	2,046,260
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(d)(e)(g)		5,800,000	6,076,962
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(d)(e)(g)		4,200,000	4,517,184
CaixaBank SA, 7.50% to 1/16/30 (Spain)(b)(d)(e)(f)	EUR	1,800,000	2,017,486
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(d)(e)(f)	EUR	3,400,000	3,908,038
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)(d)		11,889,000	11,137,896
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(d)		9,684,000	8,183,026
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)(d)		2,849,000	2,730,937
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)(d)		3,730,000	3,713,510
Citigroup, Inc., 3.875% to 2/18/26, Series X(b)(d)		7,382,000	6,985,387
Citigroup, Inc., 5.95% to 5/15/25, Series P(b)(d)		5,680,000	5,678,568
Citigroup, Inc., 6.25% to 8/15/26, Series T(b)(d)		1,153,000	1,158,843
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(d)		12,019,000	12,648,399
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(b)(d)		970,000	950,203
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)(d)		5,755,000	5,651,620
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)(d)		2,300,000	2,273,650
Commerzbank AG, 7.00% to 4/9/25 (Germany)(b)(d)(e)(f)		2,800,000	2,761,349
Credit Agricole SA, 4.75% to 3/23/29 (France)(a)(b)(d)(e)(g)		3,800,000	3,347,015
Credit Agricole SA, 6.50% to 9/23/29, Series EMTN (France)(b)(d)(e)(f)	EUR	5,600,000	6,143,046
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(b)(d)(e)(f)	EUR	2,300,000	2,621,626

	Principal Amount**			Value
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(d)(e)(g)		2,950,000		$3,014,723
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(b)(e)(g)(h)(i)		1,400,000		161,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)		4,300,000		494,500
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)		2,400,000		276,000
Danske Bank AS, 7.00% to 6/26/25 (Denmark)(b)(d)(e)(f)		1,847,000		1,835,711
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(b)(d)(e)		2,000,000		1,856,456
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(b)(d)(e)		1,600,000		1,576,918
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(b)(d)(e)(f)	EUR	4,000,000		4,690,300
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(b)(d)(g)		4,275,000		4,236,899
Farm Credit Bank of Texas, 9.601% (3 Month USD Term SOFR + 4.01%)(b)(c)(g)		14,168	†	1,416,800
First Citizens BancShares, Inc., 9.563% (3 Month USD Term SOFR + 4.234%), Series B(b)(c)		5,674,000		5,778,782
First Horizon Bank, 6.437% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(c)(g)		14,750	†	9,366,250
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		2,540,000		2,649,112
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(b)(d)		1,954,000		1,789,595
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(b)(d)		2,555,000		2,719,391
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(b)(d)(g)		4,285,000		5,399,550
HSBC Holdings PLC, 4.00% to 3/9/26 (United Kingdom)(a)(b)(d)(e)		3,000,000		2,794,500
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(d)(e)		5,300,000		4,496,942
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)(e)		6,000,000		5,790,413
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a)(b)(d)(e)		900,000		894,867
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)(e)		2,800,000		2,747,222
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		1,200,000		1,279,725
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)(e)		4,800,000		4,994,165
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b)(d)		1,085,000		985,936
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(b)(d)		2,553,000		2,334,915
Huntington Bancshares, Inc., 8.456% (3 Month USD Term SOFR + 3.142%), Series E(b)(c)		5,500,000		5,411,352
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(b)(d)(e)		600,000		456,713
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(d)(e)(f)		3,800,000		3,273,385
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(b)(d)(e)		7,200,000		6,860,748
ING Groep NV, 6.50% to 4/16/25 (Netherlands)(b)(d)(e)		3,600,000		3,558,524
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(d)(e)(f)		2,100,000		2,089,162
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(d)(e)(f)		2,600,000		2,641,340
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(b)(d)(e)(g)		5,400,000		5,391,783
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy)(b)(d)(e)(f)	EUR	2,400,000		2,897,908
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a)(b)(d)		1,344,000		1,345,380
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a)(b)(d)		1,301,000		1,300,363
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(d)		15,083,000		15,645,177
JPMorgan Chase & Co., 8.818% (3 Month USD Term SOFR + 3.512%), Series Q(a)(b)(c)		1,807,000		1,808,405
JPMorgan Chase & Co., 8.868% (3 Month USD Term SOFR + 3.562%), Series R(a)(b)(c)		9,500,000		9,507,412
JPMorgan Chase & Co., 9.348% (3 Month USD Term SOFR + 4.042%), Series S(a)(b)(c)		2,175,000		2,178,832
KeyCorp Capital III, 7.75%, due 7/15/29 (TruPS)		2,000,000		2,007,479
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(b)(d)(e)		1,000,000		988,838
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(b)(d)(e)		4,600,000		4,593,111
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(b)(d)(e)		1,500,000		1,514,049
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(d)(e)	GBP	1,200,000		1,547,522
M&T Bank Corp., 3.50% to 9/1/26, Series I(b)(d)		626,000		481,714
Mellon Capital IV, 6.159% (3 Month USD Term SOFR + 0.827%, Floor 4.00%), Series 1 (TruPS)(a)(b)(c)		2,967,000		2,522,601
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(b)(d)(e)		4,600,000		4,503,357
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(b)(d)(e)		6,400,000		6,439,539
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(e)(g)		2,600,000		2,580,273
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)(d)		3,735,000		3,273,876

		Principal Amount**		Value
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(d)			3,809,000	$3,733,003
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(d)			4,850,000	4,849,497
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(d)			6,857,000	6,662,758
Regions Financial Corp., 5.75% to 6/15/25, Series D(b)(d)			1,814,000	1,791,548
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(d)(e)(f)			800,000	792,000
Societe Generale SA, 5.375% to 11/18/30 (France)(b)(d)(e)(g)			6,200,000	5,239,698
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(d)(e)(g)			5,800,000	5,298,072
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(b)(d)(e)(f)		EUR	1,200,000	1,357,792
Societe Generale SA, 8.00% to 9/29/25 (France)(b)(d)(e)(g)			1,400,000	1,407,361
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(d)(e)(g)			6,000,000	6,228,378
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(d)(e)(g)			5,200,000	5,529,488
Standard Chartered PLC, 4.30% to 8/19/28 (United Kingdom)(b)(d)(e)(g)			400,000	330,171
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(b)(d)(e)(g)			2,200,000	1,834,090
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(d)(e)(g)			4,400,000	4,385,859
State Street Corp., 6.70% to 3/15/29, Series I(b)(d)			5,955,000	6,057,557
Swedbank AB, 7.625% to 3/17/28 (Sweden)(b)(d)(e)(f)			1,000,000	997,407
Swedbank AB, 7.75% to 3/17/30 (Sweden)(b)(d)(e)(f)			3,200,000	3,179,974
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(d)			7,800,000	8,200,553
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)(d)			1,881,000	1,850,121
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(d)			5,432,000	5,080,219
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(d)			4,900,000	4,437,835
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(d)(e)(g)			2,200,000	1,814,607
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(b)(d)(e)(g)			5,700,000	5,248,088
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(b)(d)(e)(f)			5,800,000	5,748,751
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(d)(e)(g)			7,400,000	8,036,215
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(b)(d)(e)(g)			9,400,000	10,631,748
USB Capital IX, 6.596% (3 Month USD Term SOFR + 1.282%, Floor 3.50%) (TruPS)(a)(b)(c)			7,443,000	6,095,345
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)(d)			904,000	786,308
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)(d)			3,410,000	3,273,279
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(b)(d)			17,650,000	16,803,705
Wells Fargo & Co., 5.875% to 6/15/25, Series U(b)(d)			1,713,000	1,713,514
Wells Fargo & Co., 5.95%, due 12/15/36			1,832,000	1,847,931
Wells Fargo & Co., 7.625% to 9/15/28(b)(d)			9,810,000	10,508,551
Wells Fargo & Co., 7.95%, due 11/15/29, Series B			445,000	497,451

				543,786,581

ENERGY	1.6%
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)(d)			6,154,000	5,890,273
BP Capital Markets PLC, 6.45% to 12/1/33(b)(d)			3,910,000	4,058,928

				9,949,201

FINANCIAL SERVICES	2.2%
American Express Co., 3.55% to 9/15/26, Series D(b)(d)			4,145,000	3,847,002
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(a)(d)(g)			2,336,000	2,221,989
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(d)(g)			3,290,000	3,068,724
Discover Financial Services, 6.125% to 6/23/25, Series D(b)(d)			1,156,000	1,161,276
ILFC E-Capital Trust II, 7.395% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS)(c)(g)			4,250,000	3,412,911

				13,711,902

INSURANCE	17.7%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(a)(d)			1,589,000	1,542,567
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(b)(d)(e)(f)		EUR	3,800,000	3,995,737
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(d)(e)(g)			3,000,000	2,790,009

		Principal Amount**		Value
Allianz SE, 6.35% to 3/6/33, due 9/6/53 (Germany)(a)(d)(g)			3,200,000	$3,366,979
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(b)(d)(e)(f)		EUR	2,600,000	2,815,444
AXA SA, 6.375% to 7/16/33, Series EMTN (France)(b)(d)(e)(f)		EUR	1,600,000	1,796,216
AXA SA, 8.60%, due 12/15/30 (France)(a)			1,290,000	1,524,637
CNP Assurances SACA, 4.875% to 10/7/30 (France)(a)(b)(d)(e)(f)			600,000	508,371
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(d)			4,030,000	4,038,859
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24 (Japan)(b)(d)(g)			1,000,000	993,418
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(d)			3,635,000	3,392,576
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(a)(d)			4,389,000	4,263,494
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(b)(d)			2,405,000	2,356,393
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a)(b)(d)(f)			2,400,000	2,365,367
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(d)(g)			3,230,000	2,912,892
Hartford Financial Services Group, Inc., 7.694% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(a)(c)(g)			9,885,000	8,806,971
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(d)(f)			2,179,000	1,961,464
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(d)(g)			1,954,000	1,768,696
Lincoln National Corp., 7.619% (3 Month USD Term SOFR + 2.302%), due 4/20/67(c)			1,000,000	769,500
Lincoln National Corp., 7.938% (3 Month USD Term SOFR + 2.619%), due 5/17/66(c)			334,000	267,936
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(d)			2,134,000	2,304,236
Markel Group, Inc., 6.00% to 6/1/25(b)(d)			990,000	983,128
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(a)(g)			7,080,000	7,608,359
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			6,150,000	7,216,625
NN Group NV, 6.375% to 9/12/30 (Netherlands)(b)(d)(e)(f)		EUR	800,000	867,836
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(b)(d)(e)(f)			2,150,000	2,104,091
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(a)(d)			3,357,000	3,343,973
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(d)			6,410,000	6,514,643
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(d)			2,640,000	2,751,390
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(a)(d)(f)			4,800,000	4,730,672
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(d)(g)			5,200,000	5,160,332
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(d)(e)(f)			2,400,000	2,094,600
SBL Holdings, Inc., 6.50% to 11/13/26(b)(d)(g)			2,450,000	1,918,105
SBL Holdings, Inc., 7.00% to 5/13/25(b)(d)(g)			3,605,000	3,082,275
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(d)(g)			6,000,000	5,991,437
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49 (Switzerland)(a)(d)(g)			800,000	779,402

				109,688,630

PIPELINES	11.4%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(a)(d)			5,609,000	5,315,106
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)(d)			4,534,000	4,439,599
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)(d)			7,464,000	7,277,595
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(a)(d)			2,022,000	2,036,528
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(a)(d)			2,148,000	2,209,761
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(a)(d)			5,480,000	5,716,172
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(a)(d)			8,370,000	9,115,223
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(d)			4,320,000	4,245,013
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(d)			3,971,000	3,886,760
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(d)			2,720,000	2,854,996
Enterprise Products Operating LLC, 8.573% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(a)(c)			4,592,000	4,591,240
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(d)			7,891,000	7,285,036
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(d)			4,404,000	4,025,927

		Principal Amount**		Value
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(d)			8,098,000	$7,888,531

				70,887,487

REAL ESTATE	1.8%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(a)(d)(g)			5,378,000	5,169,929
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(a)(d)(g)			3,100,000	2,873,774
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(b)(d)(f)		EUR	2,800,000	3,211,231

				11,254,934

TELECOMMUNICATIONS	0.7%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(b)(d)(f)		EUR	1,600,000	1,792,919
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(d)			3,000,000	2,588,847

				4,381,766

UTILITIES	13.7%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(d)			5,322,000	4,696,430
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(d)			3,000,000	2,461,761
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(d)			2,004,000	1,848,077
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(d)			3,631,000	3,417,375
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(b)(d)			2,361,000	2,322,809
Edison International, 5.00% to 12/15/26, Series B(b)(d)			702,000	666,832
Edison International, 5.375% to 3/15/26, Series A(b)(d)			3,153,000	3,059,003
Edison International, 7.875% to 3/15/29, due 6/15/54(d)			6,930,000	7,136,694
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(b)(d)(f)		EUR	2,400,000	2,811,407
Electricite de France SA, 9.125% to 3/15/33 (France)(b)(d)(g)			5,400,000	5,962,599
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(d)			9,601,000	9,518,183
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy)(b)(d)(f)		EUR	1,300,000	1,529,653
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(d)			4,698,000	4,516,788
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(d)			6,780,000	6,819,092
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(d)			4,750,000	4,405,844
Sempra, 4.875% to 10/15/25(b)(d)			4,200,000	4,119,964
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(d)			6,150,000	6,219,455
Southern California Edison Co., 9.767% (3 Month USD Term SOFR + 4.461%), Series E(b)(c)			9,158,000	9,202,654
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)(d)			4,252,000	3,980,429

				84,695,049

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$847,185,475)				848,355,550

CORPORATE BONDS	0.3%
UTILITIES	0.3%
Enel Finance America LLC, 7.10%, due 10/14/27 (Italy)(a)(g)			800,000	846,795
Enel Finance International NV, 7.50%, due 10/14/32 (Italy)(a)(g)			800,000	902,186

TOTAL CORPORATE BONDS (Identified cost—$1,576,120)				1,748,981

		Shares
SHORT-TERM INVESTMENTS	0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(j)			113,098	113,098

		Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(j)		1,439,636	$1,439,636

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,552,734)			1,552,734

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$912,180,246)	147.6%		914,183,540
LIABILITIES IN EXCESS OF OTHER ASSETS	(47.6)		(294,697,921)

NET ASSETS (Equivalent to $21.30 per share based on 29,079,221 shares of common stock outstanding)	100.0%		$619,485,619

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$85,000,000	0.548%	Monthly	5.424%(k)	Monthly	9/15/25	$5,365,262	$11,669	$5,376,931
94,000,000	1.181%	Monthly	5.424%(k)	Monthly	9/15/26	7,347,797	16,296	7,364,093
90,000,000	0.930%	Monthly	5.424%(k)	Monthly	9/15/27	9,730,341	16,931	9,747,272

						$22,443,400	$44,896	$22,488,296

The total amount of all interest rate swap contracts as presented in the table above are representative of the volume of activity for this derivative type during the period ended March 28, 2024.

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount		Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
BNP Paribas		$7,948,415	0.25%	Monthly	BNPXCHY5 Index(l)	Short	5/15/24	$(77,068)	$—	$(77,068)
BNP Paribas	EUR	7,359,355	0.30%	Monthly	BNPXCEX5 Index(m)	Short	5/15/24	14,318	—	14,318
								$(62,750)	$—	$(62,750)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	4,332,282	USD	3,194,922	4/3/24	$(3,490)
Brown Brothers Harriman	EUR	2,141,616	USD	2,326,371	4/3/24	15,889
Brown Brothers Harriman	EUR	55,910,044	USD	60,566,233	4/3/24	247,687
Brown Brothers Harriman	GBP	634,813	USD	803,910	4/3/24	2,681
Brown Brothers Harriman	GBP	608,023	USD	774,341	4/3/24	6,925
Brown Brothers Harriman	GBP	5,497,700	USD	6,954,354	4/3/24	15,433
Brown Brothers Harriman	USD	3,201,060	CAD	4,332,282	4/3/24	(2,648)
Brown Brothers Harriman	USD	62,702,178	EUR	58,051,660	4/3/24	(73,151)
Brown Brothers Harriman	USD	8,515,858	GBP	6,740,536	4/3/24	(8,292)
Brown Brothers Harriman	CAD	4,552,158	USD	3,364,691	5/2/24	2,529
Brown Brothers Harriman	EUR	59,558,054	USD	64,399,528	5/2/24	70,680
Brown Brothers Harriman	GBP	840,733	USD	1,061,770	5/2/24	471
Brown Brothers Harriman	GBP	6,709,871	USD	8,477,888	5/2/24	7,684

						$282,398

Glossary of Portfolio Abbreviations

CAD	Canada Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2024 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying Notes to Schedule of Investments.
**	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $412,845,149 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at March 28, 2024.
(d)	Security converts to floating rate after the indicated fixed-rate coupon period.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $292,817,121 which represents 47.3% of the net assets of the Fund (31.3% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $104,396,166 which represents 16.9% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $208,821,658 which represents 33.7% of the net assets of the Fund, of which 1.7% are illiquid.

(h)	Non-income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on USD-SOFR-OIS. Represents rates in effect at March 28, 2024.
(l)	The index intends to track the performance of the CDX.NA HY. The two constituent investments held within the index at March 28, 2024 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	3/28/24 Price	3/28/24 Value
Credit Default Swaps (CDS)—MARKIT CDX.NA.HY.42 Index	5.00% per anum	Quarterly	Performance of CDS	Semiannually	6/20/29	99.69%	107.16	$7,923,824
Cash	—	—	—	—	—	0.31%	—	24,591

(m)	The index intends to track the performance of the iTraxx Crossover CDS. The two constituent investments held within the index at March 28, 2024 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	3/28/24 Price	3/28/24 Value
Credit Default Swaps (CDS)—MARKIT ITRX EUR XOVER Index	5.00% per anum	Quarterly	Performance of CDS	Semiannually	6/20/29	100.15%	EUR 297.03	$7,936,410
Cash		—	—	—	—	(0.15)%	—	(11,953)

Country Summary	% of Managed Assets
United States	49.4
France	10.2
Canada	9.9
United Kingdom	9.2
Spain	3.7
Switzerland	3.6
Netherlands	3.3
Australia	1.9
Germany	1.8
Italy	1.2
Ireland	1.2
Japan	1.0
Sweden	0.5
Other (includes short-term investments)	3.1

100.0

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2024 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swaps are valued based upon prices provided by a third- party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$62,526,275	$—	$—	$62,526,275
Preferred Securities—Over-the-Counter	—	848,355,550	—	848,355,550
Corporate Bonds	—	1,748,981	—	1,748,981
Short-Term Investments	—	1,552,734	—	1,552,734

Total Investments in Securities(a)	$62,526,275	$851,657,265	$—	$914,183,540

Forward Foreign Currency Exchange Contracts	$—	$369,979	$—	$369,979
Interest Rate Swap Contracts	—	22,488,296	—	22,488,296
Total Return Swap Contracts	—	14,318	—	14,318

Total Derivative Assets(a)	$—	$22,872,593	$—	$22,872,593

Forward Foreign Currency Exchange Contracts	$—	$(87,581)	$—	$(87,581)
Total Return Swap Contracts	—	(77,068)	—	(77,068)

Total Derivative Liabilities(a)	$—	$(164,649)	$—	$(164,649)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Schedule of Investments as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the monthly average volume of the Fund’s total return swap contracts and forward foreign currency exchange contracts activity for the three months ended March 28, 2024:

	Total Return Swap Contracts(a)	Forward Foreign Currency Exchange Contracts(a)
Average Notional Amount	$15,755,636	$68,216,671

(a)

Average notional amounts represent the average for the period in which the Fund had total return swap contracts and forward foreign exchange contracts outstanding at month-end. For the period, this represents three months for total return swap contracts and three months for forward foreign currency exchange contracts.